Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity

11. Stockholders’ Equity

Capital Stock

The authorized capital stock of the Company consists of 100,000,000 shares of common stock, par value $0.001 per share, 4,000,000 shares of undesignated preferred stock, par value $0.001 per share, and 1,000,000 shares of Series A Junior Participating Preferred Stock, par value $0.001. There are no shares of preferred stock or Series A Junior Participating Preferred Stock issued or outstanding.

Preferred Stock Purchase Rights

On September 13, 2013, the Company’s Board of Directors adopted a tax benefit preservation plan to help preserve the value of certain deferred tax benefits, including those generated by net operating losses and net unrealized built-in losses. The Company’s ability to use these tax benefits would be substantially limited if it were to experience an “ownership change” as defined under Section 382 of the Internal Revenue Code. Holders of the Company’s common stock of record on September 27, 2013 received preferred stock purchase rights (“Rights”) that initially trade together with the Company’s common stock and are not exercisable. As long as the Rights are attached to the common stock, the Company will issue one Right (subject to adjustment) with each new share of the common stock so that all such shares will have attached Rights. When exercisable, each Right will entitle the registered holder to purchase from the Company one one-hundredth of a share of Series A Junior Participating Preferred Stock, par value $0.001 per share (the “Series A Preferred”), of the Company at a price of $14.24 per one one-hundredth of a share of Series A Preferred, subject to adjustment.

The plan, subject to limited exceptions, provides that any stockholder or group that acquires beneficial ownership of 4.99% or more of the Company’s securities without the approval of the Company’s Board of Directors would be subject to significant dilution of its holdings. In addition, subject to limited exceptions, any existing 4.99% or greater stockholder that acquires beneficial ownership of any additional shares of the Company’s securities without the approval of the Board of Directors would also be subject to dilution. In both cases, such person would be deemed to be an “acquiring person” for purposes of the tax plan.

In the event that a person becomes an “Acquiring Person” under the plan, subject to certain exceptions, the Rights, other than Rights that are or were acquired or beneficially owned by the Acquiring Person (which Rights will thereafter be null and void), will become exercisable for the Company’s common stock having a market value equal to twice the exercise price of the Right. The Board of Directors has established procedures to consider requests to exempt certain acquisitions of the Company’s securities from the plan if the Board of Directors determines that doing so would not limit or impair the availability of the tax benefits or is otherwise in the best interests of the Company.

Common Stock

On May 1, 2012, the Company completed a public offering of 4.5 million shares of its common stock at a public offering price of $9.00 per share. Net proceeds to the Company from the public offering were approximately $37.7 million after deducting underwriting discounts, commissions and offering expenses.

Stock Options

Various employees, directors and consultants have been granted options to purchase common shares under equity incentive plans adopted in 2001, 2002 and 2006 (the “2001 Plan”, the “2002 Plan” and the “2006 Plan”). The 2001 Plan provided for the granting of incentive and non-statutory stock options to employees, officers, directors, and non-employees of the Company. The 2002 Plan provided for the granting of incentive and non-statutory stock options to employees, officers, directors, and consultants of the Company. Incentive stock options under all of these plans may be granted with exercise prices of not less than estimated fair value, and non-statutory stock options may be granted with an exercise price of not less than 85% of the estimated fair value of the common stock on the date of grant. Stock options granted to a stockholder owning more than 10% of voting stock of the Company must have an exercise price of not less than 110% of the estimated fair value of the common stock on the date of grant. The Company estimated the fair value of common stock until the Company became publicly traded. Stock options are generally granted with terms of up to ten years and vest over a period of four years. At December 31, 2013, there were no shares available for future grant under either the 2001 or the 2002 Plans.

The 2006 Plan became effective upon the completion of the Company’s initial public offering in 2006, and was amended and restated on June 2, 2010 upon approval by the stockholders of the Company (the “Amended and Restated 2006 Plan”). The Amended and Restated 2006 Plan will terminate on June 2, 2020. The Amended and Restated 2006 Plan provides for the granting of incentive stock options, non-statutory stock options, restricted stock, performance share awards, performance stock units, dividend equivalents, restricted stock units, stock payments, deferred stock, performance-based awards and stock appreciation rights. The employee stock options generally vest over four years, are exercisable over a period not to exceed the contractual term of ten years from the date the stock options are issued and are granted at prices equal to the fair value of the Company’s common stock on the grant date.

Stock option and restricted stock unit exercises are settled with newly issued common stock from the Amended and Restated 2006 Plan’s previously authorized and available pool of shares. A total of 500,000 shares of common stock was originally authorized for issuance pursuant to the 2006 Plan, plus the number of shares of the Company’s common stock available for issuance under the 2001 Plan that were not subject to outstanding options, as of the effective date of the 2006 Plan (including shares that are subject to stock options outstanding under the 2001 Plan that expired, were canceled or otherwise terminated unexercised, or shares that otherwise would have reverted to the share reserve of the 2001 Plan following the effective date of the 2006 Plan). The number of shares of common stock reserved for issuance under the Amended and Restated 2006 Plan increases automatically on the first day of each fiscal year by a number of shares equal to the least of: (i) 5.0% of shares of the Company’s common stock outstanding on such date; (ii) 1,500,000 shares; or (iii) a smaller number determined by the Company’s Board of Directors. This provision resulted in an additional 942,119, 933,819 and 695,225 of the Company’s common stock becoming available for issuance on January 1, 2014, January 1, 2013, and January 1, 2012, respectively. The maximum aggregate number of shares that may be issued pursuant to incentive stock options under the Amended and Restated 2006 Plan is 25,000,000.

At December 31, 2013, stock options to purchase 2,677,128 shares of common stock were vested and exercisable and 424,252 shares remain available for future grant under the Amended and Restated 2006 Plan.

The following table summarizes the Company’s stock option activity and related information through December 31, 2013:

		Options Outstanding
	Number of Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price Per Share
Balance at December 31, 2010	832,686	2,344,767	$7.482
Options authorized	672,488	0	0
Options granted	(1,502,750)	1,502,750	$5.253
Options exercised	0	(441,963)	$3.018
Options forfeited	529,044	(529,044)	$12.083

Balance at December 31, 2011	531,468	2,876,510	$6.157
Options authorized	695,225	0	0
Options granted	(790,500)	790,500	$7.610
Options exercised	0	(266,522)	$4.010
Options forfeited	414,308	(414,308)	$13.042
2001 Plan shares expired	(8,643)	0	0

Balance at December 31, 2012	841,858	2,986,180	$5.794
Options authorized	933,819	0	0
Options granted	(1,935,000)	1,935,000	$4.292
Options exercised	0	(162,133)	$2.681
Options forfeited	583,575	(583,575)	$5.625

Balance at December 31, 2013	424,252	4,175,472	$5.242

The total intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011 was $0.3 million, $1.0 million and $2.3 million, respectively. The amount of cash received from exercise of stock options during the years ended December 31, 2013, 2012 and 2011 was $0.4 million, $1.1 million and $1.3 million, respectively.

Additional information related to the status of options at December 31, 2013 is as follows:

	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding	4,175,472	$5.242	6.24	$1,243
Vested and exercisable	2,677,128	$5.363	4.72	$1,008

The intrinsic value of options is the fair value of the Company’s stock at December 31, 2013 less the per share exercise price of the option multiplied by the number of shares.

The following table summarizes information about stock options outstanding as of December 31, 2013:

Options Outstanding
Range of Exercise Prices	Number Outstanding	Number Exercisable	Weighted-Average Remaining Contractual Life (Years)
$0.8844 - $ 2.1225	360,143	360,143	2.34
$2.6800	399,687	399,687	5.29
$2.9300 - $ 3.3000	751,529	181,860	8.38
$4.0328 - $ 4.7600	286,853	267,408	4.17
$5.4000	815,832	303,702	7.84
$6.0500 - $ 8.0700	221,494	108,785	8.17
$8.0900	447,520	249,121	6.77
$8.1800 - $ 8.2000	422,123	340,079	5.36
$8.2100 - $14.0000	470,291	466,343	4.47

	4,175,472	2,677,128	6.24

Stock Compensation Plans

The Company has recorded compensation expense for employee stock-based awards, excluding compensation expense for stock option modifications described below, of approximately $3.0 million, $2.7 million and $3.7 million during 2013, 2012 and 2011, respectively.

On January 14, 2010, the Company granted 225,500 options in the aggregate to select employees and one consultant that vested 50% upon approval by the U.S. Food and Drug Administration (“FDA”) of Intermezzo and the remaining 50% vested on the first anniversary of any such approval; provided in each case, such approval occurred no later than January 14, 2012. The fair value of these options at grant date was $5.79 per share or approximately $1.3 million. On August 24, 2011, the Company granted 803,750 options in the aggregate to employees and one consultant that vested 50% upon approval by the U.S. Food and Drug Administration (“FDA”) of Intermezzo and the remaining 50% vested on the first anniversary of any such approval; provided in each case, such approval occurred no later than August 24, 2013. These options automatically expire should the Board of Directors decide to cease development of Intermezzo or if Intermezzo approval is not received on or prior to August 24, 2013. The fair value of these options at grant date was $1.90 per share or approximately $1.5 million. The Company began recognizing compensation expense relating to both sets of performance-based options upon FDA approval of Intermezzo on November 23, 2011, when the vesting was deemed to be probable. Total expense related to employee performance-based options recognized during 2012 and 2011 was $0.6 million and $1.7 million, respectively, which is included in the above total employee-related stock option compensation.

The following table shows the range of assumptions used to compute the fair value of employee options granted during the years ended December 31, 2013, 2012 and 2011 using the Black-Scholes option pricing model:

Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.69 to 1.59%	0.79 - 1.00%	1.16 - 2.95%
Expected life of the options	4.73 - 5.37 years	5.27 - 6.08 years	5.27 - 6.08 years
Dividend yield	None	None	None
Volatility	75.92 to 86.24%	82.07 - 89.71%	80.99 - 95.70%

The risk-free interest rate assumption was based on the United States Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future, other than pursuant to any strategic transactions the Company may undertake. The expected option term calculation incorporates historical employee exercise behavior and post-vesting employee termination rates. Prior to the year ended December 31, 2013, the weighted-average expected life of the options was calculated using the simplified method as prescribed by the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 107 and No. 110 (“SAB No. 107 and 110”). This decision was based on the lack of relevant historical data due to the Company’s limited historical experience. In addition, due to the Company’s limited historical data, the estimated volatility also reflects the application of SAB No. 107 and 110, using the weighted average of the Company’s historical volatility post-merger and the historical volatility of several unrelated public companies within the specialty pharmaceutical industry.

The weighted-average grant-date fair value of stock options granted to employees during the years ended December 31, 2013, 2012 and 2011 was $2.826, $5.299 and $3.718 per share, respectively. As of December 31, 2013, there is approximately $4.4 million of total unrecognized compensation cost related to the unvested share-based compensation arrangements granted under the Company’s equity incentive plans. The remaining unrecognized compensation cost, will be recognized over a weighted-average period of 2.76 years.

As discussed in Note 1, the Company accounts for stock options granted to persons other than employees or directors at the fair value of the consideration received or the fair value of the equity instrument issued using the Black-Scholes option-pricing model. Stock options granted to such persons and stock options that are modified and continue to vest when an employee has a change in employment status are subject to periodic revaluation over their vesting terms. The Company recognizes the resulting stock-based compensation expense during the service period over which the non-employee provides services to the Company. In connection with the issuance of options to purchase shares of common stock to non-employees, the Company recorded total stock-based compensation totaling approximately $0.1 million for the year ended December 31, 2013. Stock-based compensation for the year ended December 31, 2012 was approximately $0.2 million, including $32,000 related to performance based options as described below, and expense for the year ended December 31, 2011 was $0.4 million including $0.2 million related to performance based options.

During 2013, the Company granted 35,000 options to purchase shares of common stock to two non-employees with an exercise price of $5.40 per share, vesting over four years; and 20,000 options to purchase shares of common stock to one non-employee with an exercise price of $6.07 per share, vesting over one year. During 2012, the Company granted 70,000 options to purchase shares of common stock to two non-employees with an exercise price of $8.09 per share, vesting over four years. During 2011, the Company granted 25,000 options to purchase shares of common stock to one non-employee with an exercise price of $8.20 per share, vesting over four years and 38,750 options to purchase shares of common stock with an exercise price of $2.68 per share, of which 50% vested upon approval by the FDA of Intermezzo on November 23, 2011 and the remaining 50% vest on November 23, 2012. During 2010, the Company granted 35,800 options to purchase shares of common stock to one non-employee with an exercise price of $8.21 per share. Of these shares, 23,700 vest over four years. Of the remaining 12,100 options to purchase shares of common stock, 50% vested upon approval by the FDA of Intermezzo on November 23, 2011 and the remaining 50% vest on November 23, 2012.

The following table shows the range of assumptions used to compute the stock-based compensation costs for stock options granted to non-employees during the years ended December 31, 2013, 2012, and 2011 using the Black-Scholes option pricing model:

Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	1.01 to 2.84%	0.95 - 2.23%	1.35 - 3.47%
Expected life of the options	6.00 to 9.92 years	6.25 - 9.92 years	7.26 - 9.92 years
Dividend yield	None	None	None
Volatility	74.76 to 83.31%	75.87 - 89.21%	76.68 - 93.19%

Modification of Employee Stock-Based Awards

During the year ended December 31, 2011, the Company modified the terms of stock options previously granted to thirteen of its employees in connection with a reduction in force. The modifications included accelerated vesting of certain options and extension of the exercise period after termination with respect to certain of the options. These modifications resulted in additional compensation expense of $0.2 million that was recognized during 2011. Additionally, during the year ended December 31, 2011, the Company modified the terms of certain stock options previously granted to two members of its Board of Directors to align and extend the exercise period of the options after the directors’ end of service to the Company in June 2011. These modifications resulted in additional compensation expense of $0.2 million that was recognized during 2011. The Company accounted for the modifications of stock option awards in accordance with the provisions of ASC Topic 718.

During the year ended December 31, 2012, the Company modified the terms of stock options previously granted to an employee upon retirement to extend the exercise period of the options upon the end of service to the Company in May 2012. Additionally, the Company modified the terms of stock options previously granted to a member of its Board of Directors to accelerate vesting of the option upon the director’s anticipated end of service to the Company in April 2012. These modifications resulted in additional compensation expense of $28,000 that was recognized during 2012.

During the year ended December 31, 2013, the Company modified the terms of stock options previously granted to twelve of its employees in connection with a reduction in force. The modifications included accelerated vesting of certain options and extension of the exercise period after termination with respect to certain of the options. Additionally, the Company modified the terms of stock options previously granted to one member of its Board of Directors to accelerate vesting of the options upon the director’s end of service to the Company on December 31, 2013. These modifications resulted in additional compensation expense of $0.2 million that was recognized during 2013.

Employee Stock Purchase Plan

On June 3, 2009, at the annual meeting of stockholders, the stockholders of the Company approved the 2009 Employee Stock Purchase Plan (“ESPP”). The number of shares available for issuance over the term of the ESPP is limited to 500,000 shares. The ESPP is designed to allow eligible employees of the Company to purchase shares of common stock through periodic payroll deductions. The price of common stock purchased under the ESPP is equal to 85% of the lower of the fair market value of the common stock on the commencement date of each offering period or the specified purchase date.

The following table summarized the Company’s ESPP activity through December 31, 2013:

	Number of Shares Available for Grant	Number of Shares Granted	Weighted- Average Grant Date Fair Value
Balance at December 31, 2010	455,805	44,195	0
Purchases	(8,119)	8,119	$3.245

Balance at December 31, 2011	447,686	52,314	0
Purchases	(5,359)	5,359	$1.979

Balance at December 31, 2012	442,327	57,673	0
Purchases	(3,859)	3,859	$2.516

Balance at December 31, 2013	438,468	61,532	0

The following table shows the range of assumptions used to compute the share-based compensation costs for the ESPP during the years ended December 31, 2013, 2012 and 2011 using the Black-Scholes option pricing model:

Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.08 to 0.14%	0.13 - 0.14%	0.05 - 0.11%
Expected life of the options	0.50 years	0.50 years	0.50 years
Dividend yield	None	None	None
Volatility	49.64 to 56.46%	49.64 - 61.94%	40.64 - 147.47%

The risk-free interest rate assumption was based on the United States Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future, other than pursuant to any strategic transactions the Company may undertake. The weighted-average expected life is based on the duration of time in the purchase period. The estimated volatility is calculated using the Company’s historical volatility. The Company has recognized compensation expense for employee stock-based purchase plan awards of approximately $6,000, $18,000 and $22,000 during 2013, 2012 and 2011, respectively.

Reserved Shares

At December 31, 2013, the Company has reserved shares of common stock for future issuance as follows:

Number of Shares
Employee stock purchase plan	438,468
Stock option plans:
Subject to outstanding options	4,175,472
Available for future grants	424,252
Warrants	61,451

Total	5,099,643